Operating Leases - Schedule of Operating Leases (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Operating Leases [Line Items]
Operating lease cost	¥ 2,600,988	¥ 6,051,298	¥ 11,385,312
Short-term lease cost	429,324	198,306	295,564
Total lease cost	3,030,312	6,249,604	11,680,876
Operating cash flows for operating leases	¥ 2,360,943	¥ 4,648,690	¥ 5,822,406
Weighted average remaining lease term of operating leases (years)	3 years 3 months 3 days	3 years 6 months 10 days
Weighted average discount rate of operating leases	6.24%	6.24%